SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED )	12 Months Ended
Dec. 31, 2024
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
NOTE 25: SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

During the year ended December, 31, 2024, the components of the Fire & Security segment in aggregate met the criteria to be presented as discontinued operations. The following table presents select quarterly financial information for continuing operations:

	2024 Quarters
(In millions)	Q1	Q2	Q3	Q4
Net sales	$5,420	$5,934	$5,984	$5,148
Operating profit	$385	$724	$763	$774
Earnings from continuing operations attributable to common shareowners	$177	$415	$564	$(48)
Basic earnings per share - continuing operations	$0.20	$0.46	$0.63	$(0.05)
Diluted earnings per share - continuing operations	$0.19	$0.45	$0.62	$(0.05)

	2023 Quarters
(In millions)	Q1	Q2	Q3	Q4
Net sales	$4,518	$5,182	$4,935	$4,316
Operating profit	$460	$651	$510	$539
Earnings from continuing operations attributable to common shareowners	$306	$394	$270	$417
Basic earnings per share - continuing operations	$0.37	$0.47	$0.32	$0.50
Diluted earnings per share - continuing operations	$0.36	$0.46	$0.32	$0.49